Employee Benefits (Tables)	6 Months Ended
Jun. 30, 2023
Employee Benefits [Abstract]
Schedule of Employee Benefits
	SIX MONTHS ENDED
	JUNE 30,	JUNE 30,
	2023	2022
Salaries	1,225,963	1,439,578
Pension costs	86,987	132,784
Share based compensation expense	181,279	180,808
Other employee costs and social benefits	148,838	157,358
Total employee benefits	1,643,067	1,910,528